ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts receivable and other

AS AT DEC. 31 (MILLIONS)	Note	2022	2021
Accounts receivable	(a)	$14,155	$11,332
Prepaid expenses and other assets		10,557	8,162
Restricted cash	(b)	2,666	2,266
Total		$27,378	$21,760

Schedule of current and non-current accounts receivable	The current and non-current balances of accounts receivable and other are as follows:

AS AT DEC. 31 (MILLIONS)	2022	2021
Current	$19,489	$16,098
Non-current	7,889	5,662
Total	$27,378	$21,760

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the key valuation metrics of the company’s investment properties:

	2022			2021
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core	6.2%	4.6%	11	5.9%	4.6%	11
Transitional and Development[1]	7.6%	5.9%	10	7.3%	5.8%	10
LP Investments[1]	8.4%	5.7%	13	9.1%	5.9%	13
Other investment properties[2]	7.5%	n/a	n/a	8.7%	n/a	n/a
1.The rates presented are for investment properties valued using the discounted cash flow method. These rates exclude multifamily, triple net lease, student housing, manufactured housing and other investment properties valued using the direct capitalization method.
2.Other investment properties include investment properties held in our Infrastructure and Private Equity segments.